Gross Asset Value and Related Allowance for Amortization for Machinery and Equipment Recorded under Capital Lease (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Capital Leased Assets [Line Items]
Machinery and equipment under capital leases	$ 10,341
Less allowance for amortization	(104)
Total	$ 10,237